SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Refund liability and impact of adoption of Topic 606 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Contract with Customer, Asset and Liability [Abstract]
Contract with Customer, Liability	¥ 830,019	¥ 352,260
Deferred revenue	830,019
Accrued expenses and other current liabilities	365,428	¥ 313,429
Balances without adoption of Topic 606
Contract with Customer, Asset and Liability [Abstract]
Deferred revenue	865,791
Accrued expenses and other current liabilities	329,656
Effect change higher/(lower)
Contract with Customer, Asset and Liability [Abstract]
Deferred revenue	(35,772)
Accrued expenses and other current liabilities	¥ 35,772